COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease obligations

 Schedule of minimum lease obligations

Maturity of Lease Liabilities	Operating Leases
October 31 2022	$120,657
October 31, 2023	81,203
October 31, 2024	30,003
October 31, 2025	30,003
October 31, 2026	30,003
After October 31, 2026	2,501
Total lease payments	294,370
Less: Interest	(29,726)
Present value of lease liabilities	$264,644

In October 2019 the Company entered into an operating lease for a vehicle with an annual cost of $9,067 and a three year term. The company paid initial fees of $17,744 and will pay fees on lease termination of $395. On a straight-line basis these costs amount to $1,259 per month.

Maturity of Lease Liabilities	Operating Leases
January 31, 2022	$121,917
January 31, 2023	116,879
January 31, 2023	62,003
January 31, 2025	30,003
January 31, 2026	30,003
After January 31, 2026	25,004
Total lease payments	385,809
Less: Interest	(51,474)
Present value of lease liabilities	$334,335